Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Goodwill [Abstract]
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

The following table shows goodwill by the Cash-Generating Unit or group of Cash-Generating Units to which it belongs and changes as of December 31, 2017 and 2016:

		Opening Balance 01-01-2016	Increase/ (Decrease)	Closing Balance 12/31/2016	Increase/ (Decrease)	Closing Balance 12/31/2017
Company	Cash Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica de Colina Ltda.	Empresa Eléctrica de Colina Ltda.	2,240,478	—	2,240,478	—	2,240,478
Compañía Eléctrica Tarapacá S.A. (1)	Enel Generación Chile	4,656,105	(4,656,105)	—	—	—
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	—	128,374,362	—	128,374,362
Enel Generación Chile S.A.	Enel Generación Chile	731,782,459	—	731,782,459	—	731,782,459
GasAtacama Chile (1)	Enel Generación Chile	20,204,251	4,656,105	24,860,356	—	24,860,356
	Total	887,257,655	—	887,257,655	—	887,257,655

(1)	On November 1, 2016, Compañía Eléctrica Tarapacá S.A. was merged with GasAtacama S.A., the latter being the surviving company.